American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

June 1, 2020

VIA EDGAR

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Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: American Beacon Funds

1933 Act File No. 033-11387

1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Continuous Capital Emerging Markets Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund, and the American Beacon GLG Total Return Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 368 (“Amendment No. 368”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Continuous Capital Emerging Markets Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund, and the American Beacon GLG Total Return Fund does not differ from that contained in Amendment No. 368 to the Registrant’s Registration Statement, and (c) that Amendment No. 368 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,
/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc:    Kathy Ingber, Esq.

 K&L Gates LLP